Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 64	$ 64	$ 56	$ 192	$ 170
Net interest (income) expense	(23)	(23)	(17)	(70)	(57)
Interest expense on effect of asset ceiling	1	1		3	2
Plan administration costs	2	2	1	6	5
Net defined benefit plan expense recognized in net income	44	44	40	131	120
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	2	3	4
Net interest (income) expense	5	5	5	15	15
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 7	$ 18	$ 19